Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Long-term Loans and Borrowings
The long-term loans and borrowings consist of the following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2024	March 31, 2023
US dollars	SOFR + 1.20%	2028	56,000	72,000
Sterling Pound	SONIA + 1.25%	2028	83,830	102,381

Total			139,830	174,381
Less: Debt issuance cost			(626)	(975)
Total			139,204	173,406

Current portion of long-term debt			$36,675	$36,118
Long-term debt			$102,529	$137,288